Income tax - Reconciliation of Expected Tax Expense to Tax Expense Report in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before tax	$ (77,893)	$ (87,585)	$ (73,507)
Tax at Swiss statutory rate	10,453	11,749	9,907
Effect of tax rates in foreign jurisdictions	(833)	(292)	(218)
Unrecognized deferred tax assets	(8,879)	(9,386)	(9,077)
Income not subject to tax (expense not deductible for tax purposes)	(1,782)	(1,940)	(805)
Uncertain tax positions	(40)	328	(110)
Recognition of deferred tax assets from previously unrecognized tax assets	0	509	0
2018-2019 French tax assessment	0	(427)	0
Other	595	(405)	135
Total income tax (expense) benefit	$ (486)	$ 136	$ (168)